Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document Information [Line Items]
Document Type	S-3/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Entity Registrant Name	GTY Technology Holdings Inc.
Entity Central Index Key	0001682325
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true